[LOGO] STATE STREET RESEARCH

       Investment Trust
--------------------------------------------------------------------------------

                                               Semiannual Report to Shareholders
                                               June 30, 2000

-----------------
In this Report
-----------------
                                   Investment
                                     Update

                                     [PHOTO]

                                               plus

                                                   The Fund at a Glance

                                                   Fund Portfolio and Financials

     Contents

2    6 Month Review
     A look at the fund and its market
     environment over the past 6 months

4    The Fund in Detail
     Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

It would be nice if there were a compass to point investors in the right direction in a volatile market. But if you have an anchor to keep you grounded, you won't have to worry about what to do next. Focus on your plan, continue to invest regularly, and don't let short-term factors derail your long-term goals.

[PHOTO]

Gerard P. Maus

Pay attention to the recent rumblings about inflation, rising interest rates and concerns about valuation. But consider the opportunities yet to be mined in a robust economy with prospects for continued innovation in technology, telecommunications, biotechnology and elsewhere. Read up on how your mutual funds have performed, what your fund manager thinks and how that affects the fund's performance. That's what you'll find in these pages. With our new report format, they are easier to follow. No compass required.


Sincerely,


/s/ Gerard P. Maus

Gerard P. Maus
Chief Executive Officer
State Street Research Funds

[GRAPHIC]

--------------------------------------------------------------------------------
6 MONTH REVIEW
--------------------------------------------------------------------------------

How State Street Research
Investment Trust Performed

State Street Research Investment Trust delivered solid performance despite the volatile stock market. The fund returned 4.92% for the six-month period ended June 30, 2000.(1) That was significantly better than the S&P 500 Index, which returned -0.43% for the same period, and the Lipper Growth & Income Funds Average, which returned -0.47%.(2,3)

Reasons for the Fund's Performance

During the first half of 2000, the fund had good stock selection while remaining relatively neutral on sector weightings. We chose to emphasize companies with strong revenue and unit growth prospects, and many of these were solid performers during the period.

In terms of specific sectors or industries, our investments in health care, insurance and selected media performed well. Our over-weighted position in energy and energy service stocks also helped performance.

After a very strong rise in the last 12 months, the Nasdaq had a sharp correction in the spring, which impacted the price of many technology stocks. However, we used it as an opportunity to add to our positions in Microsoft, BEA Systems and Comverse Technology, which recovered later during the period.

Looking Ahead

After a fairly modest return in the first half of the year, we have a more constructive outlook on the equity market in the second half as we believe interest rate concerns may ease. We also expect earnings growth to slow modestly as overall economic activity slows somewhat both in the U.S. and abroad. In this context, we believe the market leadership may continue to broaden and we continue to look for opportunities in selected healthcare, broadcast satellite, energy, energy service and Internet infrastructure areas. As always, we plan to focus our effort on high-quality leadership companies with strong fundamental prospects.

                                                           Class A Shares(1)

                                                               [GRAPHIC]

                                                                 4.92%

                                                          "We used the spring
                                                          technology sell-off to
                                                          add to our technology
                                                          holdings."

                                                               [PHOTO]

                                                          John Wilson
                                                          Portfolio Manager,
                                                          State Street Research
                                                          Investment Trust

                                                               S&P 500(3)

                                                               [GRAPHIC]

                                                                 -0.43%

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities, and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2   State Street Research Investment Trust

          ----------------------------------------------------------------------
[GRAPHIC] The Fund at a Glance as of 6/30/00
          ----------------------------------------------------------------------

          State Street Research Investment Trust focuses on long-term growth of capital.

--------------------------------------------------------------------------------
Pfizer, Viacom and Ace

Pfizer has strong post-merger prospects with Warner-Lambert. There is also a continued strong advertising and media environment and improved outlook for commercial insurance, which generated strong results and raised stock prices.

                                    [GRAPHIC]

                                      Hits
                                        &
                                     Misses

                                    [GRAPHIC]

EDS and Honeywell

Both technology companies reported disappointing earnings, which took a significant bite out of their stock prices. Both stocks were sold from the portfolio.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Total Net Assets: $3.6 billion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 10 Holdings
--------------------------------------------------------------------------------

     Issuer/Security         % of fund assets

  1  Pfizer                              4.4%

  2  General Electric                    3.6%

  3  Microsoft                           3.3%

  4  Cisco Systems                       3.1%

  5  Intel                               3.1%

  6  Viacom                              3.0%

  7  Citigroup                           2.7%

  8  Pharmacia                           2.6%

  9  Tyco International                  2.5%

 10  Nortel Networks                     2.3%

     Total                              30.6%

See page 7 for more detail.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

Fund Average Annual Total Returns as of 6/30/00
(at maximum applicable sales charge) (4,5)
--------------------------------------------------------------------------------
                                                                    Life of Fund
Share Class                     1 Year      5 Years      10 Years     (7/29/24)
Class A                          7.20%       22.01%       15.49%       13.32%
Class B(1)                       7.98%       22.40%       15.58%       13.33%
Class B                          8.37%       22.48%       15.62%       13.34%
Class C                         11.94%       22.53%       15.57%       13.33%
Class S                         14.04%       23.78%       16.41%       13.44%

Fund Average Annual Total Returns as of 6/30/00
(does not reflect sales charge) (4)
--------------------------------------------------------------------------------
                                                                    Life of Fund
Share Class                     1 Year      5 Years      10 Years     (7/29/24)
Class A                         13.74%       23.46%       16.18%       13.41%
Class B(1)                      12.98%       22.57%       15.58%       13.34%
Class B                         13.37%       22.66%       15.62%       13.34%
Class C                         12.94%       22.53%       15.57%       13.34%
Class S                         14.04%       23.78%       16.41%       13.44%

--------------------------------------------------------------------------------
Top 5 Industries
--------------------------------------------------------------------------------

% of fund assets

[The following tables were represented as bar charts in the printed material.]

December 31, 1999                       June 30, 2000

Multi-Sector             9.1%           Drugs &
                                        Biotechnology           11.5%
Drugs &
Biotechnology            8.2%           Communications
                                        Technology               8.6%
Communications,
Media & Entertainment    7.4%           Computer
                                        Software                 7.2%
Miscellaneous
Financial                7.4%           Miscellaneous
                                        Financial                7.2%
Computer
Technology               6.1%           Multi-Sector             6.2%

--------------------------------------------------------------------------------
Ticker Symbols
--------------------------------------------------------------------------------

State Street Research Investment Trust

Class A: SITAX    Class B(1): SITPX    Class B: SITBX    Class C: SITDX
Class S: STSTX

----------
(1)   Does not reflect sales charge.

(2) The Lipper Growth &Income Funds Average represents competitive groups of mutual funds maintained by Lipper Inc., an independent provider of mutual fund data. In September 1999, Lipper introduced a new portfolio-based classification system for all open-end U.S. diversified equity funds.

(3) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

(5)   Performance reflects a maximum 5.75% Class A front-end sales charge.

[GRAPHIC]
--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                         [PHOTO]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4   State Street Research Investment Trust

About the Fund
--------------------------------------------------------------------------------

Business structure

State Street Research Investment Trust is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Master Investment Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversee the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities (see back pages of report for trustee information).

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide long-term growth of capital and secondarily, long-term growth of income. In managing its portfolio, the fund generally attempts to identify the industries that, over the long term, will grow faster than the economy as a whole.

Share classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75%. From January 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual distribution and service fee equal to 0.30% of average daily net assets. Class B(1) shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From January 1, 2000 to January 31, 2000, Class B shares paid an annual distribution and service fee of 0.63%. From February 1, 2000 to April 30, 2000 Class B shares paid an annual distribution and service fee of 0.43%. Beginning May 1, 2000, Class B shares pay an annual distribution and service fee of 0.64% and automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it earns it.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks.

The text and notes are an integral part of the financial statements.


6   State Street Research Investment Trust

Portfolio Holdings June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols

*     Denotes a security which has not paid a dividend during the last year.

o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
      ------------------------------------------------------------------------

                                                                    Market
      Issuer                                           Shares        Value
      ------------------------------------------------------------------------

      Common Stocks 99.0% of net assets

      Automobiles & Transportation
      0.9% of net assets
      ------------------------------------------------------------------------

      Miscellaneous Transportation 0.9%
      ------------------------------------------------------------------------
      Harley-Davidson Inc.                              876,700    $33,752,950
                                                                  ------------
      ------------------------------------------------------------------------
      Total Automobiles & Transportation                            33,752,950
                                                                  ------------

      Consumer Discretionary 10.5% of net assets
      ------------------------------------------------------------------------

      Advertising Agencies 1.6%
      ------------------------------------------------------------------------
      Interpublic Group of Companies, Inc.            1,330,700     57,220,100
                                                                  ------------
      ------------------------------------------------------------------------

      Communications, Media & Entertainment 5.3%
      ------------------------------------------------------------------------
      Gemstar Group Ltd.*                               292,900     17,999,620
      ------------------------------------------------------------------------
      Time Warner Inc.                                  199,700     15,177,200
      ------------------------------------------------------------------------
(6)   Viacom Inc. Cl. B*                              1,612,366    109,943,207
        Media
      ------------------------------------------------------------------------
      Walt Disney Co.                                 1,201,296     46,625,301
                                                                  ------------
      ------------------------------------------------------------------------
                                                                   189,745,328
                                                                  ------------

      Retail 3.6%
      ------------------------------------------------------------------------
      Best Buy Company Inc.*                            258,500     16,350,125
      ------------------------------------------------------------------------
      Home Depot Inc.                                   522,250     26,079,859
      ------------------------------------------------------------------------
      Staples Inc.*                                   1,955,900     30,071,963
      ------------------------------------------------------------------------
      Wal-Mart Stores, Inc.                           1,025,700     59,105,962
                                                                  ------------
      ------------------------------------------------------------------------
                                                                   131,607,909
                                                                  ------------
      Total Consumer Discretionary                                 378,573,337
                                                                  ------------

      Consumer Staples 5.0% of net assets
      ------------------------------------------------------------------------

      Beverages 2.8%
      ------------------------------------------------------------------------
      Anheuser-Busch Companies, Inc.                    627,200     46,844,000
      ------------------------------------------------------------------------
      Coca-Cola Co.                                     929,200     53,370,925
                                                                  ------------
      ------------------------------------------------------------------------
                                                                   100,214,925
                                                                  ------------

      Drug & Grocery Store Chains 1.4%
      ------------------------------------------------------------------------
      CVS Corp.                                       1,233,600     49,344,000
                                                                  ------------
      ------------------------------------------------------------------------

      Household Products 0.8%
      ------------------------------------------------------------------------
      Colgate-Palmolive Co.                             499,400     29,901,575
                                                                  ------------
      ------------------------------------------------------------------------
      Total Consumer Staples                                       179,460,500
                                                                  ------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings June 30, 2000 CONTINUED

                                                                           Market
      Issuer                                                  Shares        Value
      -------------------------------------------------------------------------------
      Financial Services 13.7% of net assets
      -------------------------------------------------------------------------------

      Banks & Savings & Loan 1.3%
      -------------------------------------------------------------------------------
      Chase Manhattan Corp.                                  1,033,750    $47,617,109
                                                                         ------------
      -------------------------------------------------------------------------------

      Financial Data Processing Services & Systems 1.2%
      -------------------------------------------------------------------------------
      First Data Corp.                                         869,900     43,168,788
                                                                         ------------
      -------------------------------------------------------------------------------

      Insurance 4.0%
      -------------------------------------------------------------------------------
      Ace Ltd.                                               2,428,500     67,998,000
      -------------------------------------------------------------------------------
      American International Group Inc.                        656,400     77,127,000
                                                                         ------------
      -------------------------------------------------------------------------------
                                                                          145,125,000
                                                                         ------------

      Miscellaneous Financial 7.2%
      -------------------------------------------------------------------------------
      American Express Co.                                     469,200     24,457,050
      -------------------------------------------------------------------------------
      American General Corp.                                   869,342     53,029,862
      -------------------------------------------------------------------------------
(7)   Citigroup, Inc.                                        1,612,650     97,162,162
        Financial Services
      -------------------------------------------------------------------------------
      Marsh & McLennan Companies, Inc.                         382,900     39,989,119
      -------------------------------------------------------------------------------
      Morgan Stanley Dean Witter & Co.                         547,100     45,546,075
                                                                         ------------
      -------------------------------------------------------------------------------
                                                                          260,184,268
                                                                         ------------
      Total Financial Services                                            496,095,165
                                                                         ------------

      Health Care 12.7% of net assets
      -------------------------------------------------------------------------------

      Drugs & Biotechnology 11.5%
      -------------------------------------------------------------------------------
      American Home Products Corp.                             232,700     13,671,125
      -------------------------------------------------------------------------------
      Baxter International Inc.                              1,072,400     75,403,125
      -------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                 272,600     15,878,950
      -------------------------------------------------------------------------------
      Genentech Inc.*                                           55,800      9,597,600
      -------------------------------------------------------------------------------
      Johnson & Johnson                                        452,500     46,098,437
      -------------------------------------------------------------------------------
(1)   Pfizer Inc.                                            3,335,525    160,105,200
        Pharmaceuticals
      -------------------------------------------------------------------------------
(8)   Pharmacia Corp.                                        1,838,800     95,042,975
        Pharmaceuticals                                                  ------------
      -------------------------------------------------------------------------------
                                                                          415,797,412
                                                                         ------------

      Hospital Supply 1.2%
      -------------------------------------------------------------------------------
      Guidant Corp.*                                           863,600     42,748,200
                                                                         ------------
      -------------------------------------------------------------------------------
      Total Health Care                                                   458,545,612
                                                                         ------------

      Integrated Oils 4.6% of net assets
      -------------------------------------------------------------------------------

      Integrated Domestic 0.9%
      -------------------------------------------------------------------------------
      Conoco Inc. Cl. B                                      1,393,600     34,230,300
                                                                         ------------
      -------------------------------------------------------------------------------

      Integrated International 3.7%
      -------------------------------------------------------------------------------
      Exxon Mobil Corp.                                        548,900     43,088,650
      -------------------------------------------------------------------------------
      Shell Transport & Trading PLC                            728,400     36,374,475
      -------------------------------------------------------------------------------
      Total Fina SA o                                          710,108     54,545,171
                                                                         ------------
      -------------------------------------------------------------------------------
                                                                          134,008,296
                                                                         ------------
      Total Integrated Oils                                               168,238,596
                                                                         ------------

      Materials & Processing 0.5% of net assets
      -------------------------------------------------------------------------------

      Chemicals 0.5%
      -------------------------------------------------------------------------------
      Dow Chemical Co.                                         637,000     19,229,438
                                                                         ------------
      -------------------------------------------------------------------------------
      Total Materials & Processing                                         19,229,438
                                                                         ------------

      Other 6.2% of net assets
      -------------------------------------------------------------------------------

      Multi-Sector 6.2%
      -------------------------------------------------------------------------------
(2)   General Electric Co.                                   2,481,300    131,508,900
        Consumer & Industrial Products
      -------------------------------------------------------------------------------
      Honeywell International Inc.*                            124,100      4,180,619
      -------------------------------------------------------------------------------
(9)   Tyco International Ltd.                                1,889,000     89,491,375
        Diversified Manufacturer                                         ------------
      -------------------------------------------------------------------------------
      Total Other                                                         225,180,894
                                                                         ------------

      Other Energy 5.7% of net assets
      -------------------------------------------------------------------------------

      Gas Pipelines 0.2%
      -------------------------------------------------------------------------------
      Enron Corp.                                              122,800      7,920,600
                                                                         ------------
      -------------------------------------------------------------------------------

      Offshore Drilling 2.1%
      -------------------------------------------------------------------------------
      R & B Falcon Corp.*                                      489,200     11,526,775
      -------------------------------------------------------------------------------
      Transocean Sedco Forex Inc.*                           1,185,660     63,358,706
                                                                         ------------
      -------------------------------------------------------------------------------
                                                                           74,885,481
                                                                         ------------

      Oil & Gas Producers 0.6%
      -------------------------------------------------------------------------------
      Ocean Energy Inc.*                                     1,559,800     22,129,663
                                                                         ------------
      -------------------------------------------------------------------------------

      Oil Well Equipment & Services 2.8%
      -------------------------------------------------------------------------------
      AES Corp.*                                             1,277,200     58,272,250
      -------------------------------------------------------------------------------
      Schlumberger Ltd.                                        585,024     43,657,416
                                                                         ------------
      -------------------------------------------------------------------------------
                                                                          101,929,666
                                                                         ------------
      Total Other Energy                                                  206,865,410
                                                                         ------------

      Producer Durables 4.3% of net assets
      -------------------------------------------------------------------------------

      Electrical Equipment & Components 2.3%
      -------------------------------------------------------------------------------
(10)  Nortel Networks Corp                                   1,217,800     83,114,850
        Electrical Equipment & Components
      -------------------------------------------------------------------------------

      Production Technology Equipment 0.6%
      -------------------------------------------------------------------------------
      Agilent Technologies Inc.*                               163,889     12,086,814
      -------------------------------------------------------------------------------
      Teradyne Inc.*                                           127,400      9,363,900
                                                                         ------------
      -------------------------------------------------------------------------------
                                                                           21,450,714
                                                                         ------------

      Telecommunications Equipment 1.4%
      -------------------------------------------------------------------------------
      American Tower Corp. Cl. A*                            1,266,900     52,813,894
                                                                         ------------
      -------------------------------------------------------------------------------
      Total Producer Durables                                             157,379,458
                                                                         ------------

The text and notes are an integral part of the financial statements.


8   State Street Research Investment Trust

                                                                      Market
      Issuer                                            Shares        Value
      --------------------------------------------------------------------------

      Technology 29.3% of net assets
      --------------------------------------------------------------------------

      Communications Technology 8.6%
      --------------------------------------------------------------------------
(4)   Cisco Systems Inc.*                              1,783,800    $113,382,787
        Computer Network Products
      --------------------------------------------------------------------------
      Comverse Technology Inc.*                          490,700      45,635,100
      --------------------------------------------------------------------------
      Corning Inc.                                       106,400      28,714,700
      --------------------------------------------------------------------------
      General Motors Corp. Cl.H*                         797,500      69,980,625
      --------------------------------------------------------------------------
      Lucent Technologies Inc.                           466,700      27,651,975
      --------------------------------------------------------------------------
      Motorola Inc.                                      921,900      26,792,719
                                                                  --------------
      --------------------------------------------------------------------------
                                                                     312,157,906
                                                                  --------------

      Computer Software 7.2%
      --------------------------------------------------------------------------
      Amdocs Ltd.*                                       336,100      25,795,675
      --------------------------------------------------------------------------
      Bea Systems Inc.*                                  563,900      27,877,806
      --------------------------------------------------------------------------
      Intuit, Inc.*                                      280,800      11,618,100
      --------------------------------------------------------------------------
(3)   Microsoft Corp.*                                 1,487,900     119,032,000
        Computer Software
      --------------------------------------------------------------------------
      Oracle Systems Corp.*                              484,200      40,703,063
      --------------------------------------------------------------------------
      VeriSign Inc.*                                     142,007      25,064,236
      --------------------------------------------------------------------------
      Veritas Software Co.*                               97,750      11,047,277
                                                                  --------------
      --------------------------------------------------------------------------
                                                                     261,138,157
                                                                  --------------

      Computer Technology 5.2%
      --------------------------------------------------------------------------
      Dell Computer Corp.*                             1,370,600      67,587,712
      --------------------------------------------------------------------------
      EMC Corp.*                                         782,800      60,226,675
      --------------------------------------------------------------------------
      Hewlett-Packard Co.                                264,000      32,967,000
      --------------------------------------------------------------------------
      International Business Machines Corp.              247,100      27,072,894
                                                                  --------------
      --------------------------------------------------------------------------
                                                                     187,854,281
                                                                  --------------

      Electronics 3.5%
      --------------------------------------------------------------------------
      Nokia Corp. o                                      865,500      43,220,906
      --------------------------------------------------------------------------
      PE Corp.-Biosystems Group                          398,400      26,244,600
      --------------------------------------------------------------------------
      Solectron Corp.*                                 1,379,600      57,770,750
                                                                  --------------
      --------------------------------------------------------------------------
                                                                     127,236,256
                                                                  --------------

      Electronics: Semi-Conductors/Components 4.8%
      --------------------------------------------------------------------------
      Cree Research Inc.                                  46,400       6,194,400
      --------------------------------------------------------------------------
(5)   Intel Corp.                                        832,500     111,294,844
        Semiconductor & Components
      --------------------------------------------------------------------------
      Texas Instruments Inc.                             825,100      56,674,056
                                                                  --------------
      --------------------------------------------------------------------------
                                                                     174,163,300
                                                                  --------------
      Total Technology                                             1,062,549,900
                                                                  --------------

      Utilities 5.6% of net assets
      --------------------------------------------------------------------------

      Electrical 0.2%
      --------------------------------------------------------------------------
      FPL Group Inc.                                     172,800       8,553,600
                                                                  --------------
      --------------------------------------------------------------------------

      Telecommunications 5.4%
      --------------------------------------------------------------------------
      Nextel Communications Inc. Cl. A*                  705,800      43,186,138
      --------------------------------------------------------------------------
      Qwest Communications
        International Inc.*                            1,083,000      53,811,562
      --------------------------------------------------------------------------
      Sprint Corp.*                                      706,800      42,054,600
      --------------------------------------------------------------------------
      Worldcom Inc.*                                   1,221,800      56,050,075
                                                                  --------------
      --------------------------------------------------------------------------
                                                                     195,102,375
                                                                  --------------
      Total Utilities                                                203,655,975
                                                                  --------------

      Total Common Stocks                                          3,589,527,235
                                                                  --------------

          -------------------------------------------------------------
          The fund paid a total of $2,431,165,752 for these securities.
          -------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings June 30, 2000 CONTINUED

                                                                                                              Market
Issuer                                                                                       Shares            Value
------------------------------------------------------------------------------------------------------------------------
Short-Term Investments 3.9% of net assets
------------------------------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio                                  141,954,384      $141,954,384
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                                                                 141,954,384
                                                                                                          --------------

                                                             -----------------------------------------------------------
                                                             The fund paid a total of $141,954,384 for these securities.
                                                             -----------------------------------------------------------

                                                        Coupon          Maturity            Amount of
                                                         Rate             Date              Principal
------------------------------------------------------------------------------------------------------------------------
Commercial Paper 2.9% of net assets
------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                            6.88%          7/03/2000          $48,839,000       $48,839,000
------------------------------------------------------------------------------------------------------------------------
Citicorp.                                                6.77%          7/05/2000           10,696,000        10,696,000
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.                                    6.60%          7/05/2000            3,569,000         3,569,000
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.                                    6.72%          7/05/2000           11,866,000        11,866,000
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP                                   6.75%          7/07/2000           30,000,000        29,966,250
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                       104,936,250
                                                                                                          --------------

                                                             -----------------------------------------------------------
                                                             The fund paid a total of $104,936,250 for these securities.
                                                             -----------------------------------------------------------

                                                                            % of
                                                                         Net Assets
------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
------------------------------------------------------------------------------------------------------------------------
Investments                                                                 105.8%                        $3,836,417,869
------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities                                               (5.8%)                         (212,250,928)
                                                                            -----                         --------------
------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%                        $3,624,166,941
                                                                            =====                         ==============

                                                           -------------------------------------------------------------
                                                           The fund paid a total of $2,678,056,386 for these securities.
                                                           -------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Investment Trust

--------------------------------------------------------------------------------
Federal Income Tax Information

At June 30, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $2,676,966,515 was as follows:

Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                $1,217,351,712

Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                   (57,900,358)
                                                                 --------------

                                                                 $1,159,451,354
                                                                 ==============
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at market value                                      $3,836,417,869

          -------------------------------------------------------------
          The fund paid a total of $2,678,056,386 for these securities.
          -------------------------------------------------------------

Receivable for securities sold                                         8,696,277
Receivable for fund shares sold                                        4,679,270
Dividends and interest receivable                                      1,759,413
Other assets                                                             199,734
                                                                  --------------
                                                                   3,851,752,563

Liabilities

Payable for collateral received on
  securities loaned                                                  141,954,384
Payable for securities purchased                                      75,255,165
Accrued management fee                                                 4,185,527
Accrued distribution and service fees                                  2,139,742
Payable for fund shares redeemed                                       2,091,072
Accrued transfer agent and shareholder services                        1,169,438
Payable to custodian                                                     638,556
Other accrued expenses                                                   151,738
                                                                  --------------
                                                                     227,585,622
                                                                  --------------

Net Assets                                                        $3,624,166,941
                                                                  ==============

Net Assets consist of:
  Unrealized appreciation of investments                          $1,158,361,483
  Accumulated net realized gain                                      253,820,206
  Paid-in capital                                                  2,211,985,252
                                                                  --------------
                                                                  $3,624,166,941
                                                                  ==============

--------------------------------------------------------------------------------
                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

                  Net Assets       /    Number of Shares    =     NAV

      A         $  876,315,081              61,136,785          $14.33*
      B(1)      $  422,160,166              30,047,972          $14.05**
      B         $1,044,371,306              74,072,111          $14.10**
      C         $   99,345,103               7,049,344          $14.09**
      S         $1,181,975,285              81,789,237          $14.45

*     Maximum offering price per share $15.20 ($14.33 / .9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Investment Trust

Statement of
Operations  For the six months ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                     $12,197,897

--------------------------------------------------------------------------------
The fund paid foreign taxes of $278,212.
--------------------------------------------------------------------------------

Interest                                                              3,834,611

--------------------------------------------------------------------------------
Includes $609,466 in income from the lending of portfolio securities. As of the report date, the fund had a total of $138,194,069 of securities out on loan and was holding a total of $141,954,384 in collateral related to those loans.
--------------------------------------------------------------------------------

                                                                   ------------
                                                                     16,032,508

Expenses

Management fee                                                        8,242,902

--------------------------------------------------------------------------------
The management fee is 0.55% of the first $500 million of average net assets, annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion.
--------------------------------------------------------------------------------

Transfer agent and shareholder services                               2,725,650

--------------------------------------------------------------------------------
Includes a total of $1,112,248 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------

Distribution and service fees-Class A                                 1,115,807
Distribution and service fees-Class B(1)                              1,790,931
Distribution and service fees-Class B                                 2,614,062
Distribution and service fees-Class C                                   476,277

--------------------------------------------------------------------------------
Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------

Custodian fee                                                           210,207
Reports to shareholders                                                 102,841
Registration fees                                                        58,572
Trustees' fees                                                           35,261

--------------------------------------------------------------------------------
Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------

Audit fee                                                                16,738
Legal fees                                                                6,381
Miscellaneous                                                            38,393
                                                                   ------------
                                                                     17,434,022
Fees paid indirectly                                                    (84,878)

--------------------------------------------------------------------------------
Represents transfer agent credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------

                                                                   ------------
                                                                     17,349,144
                                                                   ------------
Net investment loss                                                  (1,316,636)
                                                                   ------------

Realized and Unrealized Gain (Loss)
on Investments

Net realized gain on investments                                    257,826,147

--------------------------------------------------------------------------------
To earn this, the fund sold $1,429,212,409 of securities. During this same period, the fund also bought $1,521,364,538 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

Net unrealized depreciation of investments                          (86,577,632)
                                                                   ------------
Net gain on investments                                             171,248,515
                                                                   ------------
Net increase in net assets resulting
  from operations                                                  $169,931,879
                                                                   ============

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders.

                                                                Six months ended
                                                 Year ended      June 30, 2000
                                              December 31, 1999   (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                                 $(933,030)      $(1,316,636)
Net realized gain on
  investments                                     236,272,357       257,826,147
Net unrealized appreciation
  (depreciation) of investments                   310,802,825       (86,577,632)
                                               --------------------------------
Net increase resulting
  from operations                                 546,142,152       169,931,879
                                               --------------------------------

Dividend from net
  investment income:
  Class A                                            (109,725)               --
  Class S                                            (301,841)               --
                                               --------------------------------
                                                     (411,566)               --
                                               --------------------------------

Dividend in excess of net
  investment income:
  Class A                                            (515,054)               --
  Class S                                          (1,837,421)               --
                                               --------------------------------
                                                   (2,352,475)               --
                                               --------------------------------

Distributions from
  capital gains:
  Class A                                         (39,082,234)      (21,817,073)
  Class B(1)                                      (12,745,685)       (9,532,694)
  Class B                                         (54,789,323)      (27,993,514)
  Class C                                          (4,446,859)       (2,552,670)
  Class S                                         (58,323,229)      (30,566,072)
                                               --------------------------------
                                                 (169,387,330)      (92,462,023)
                                               --------------------------------
Net increase from fund
  share transactions+++                           441,461,838       126,724,530
                                               --------------------------------
Total increase in net assets                      815,452,619       204,194,386
                                               --------------------------------

Net Assets

Beginning of period                             2,604,519,936     3,419,972,555
                                               --------------------------------
End of period                                  $3,419,972,555    $3,624,166,941
                                               ================================

The accompanying notes are an integral part of the financial statements.


14  State Street Research Investment Trust

--------------------------------------------------------------------------------
+++ These transactions break down by share class as follows:

                                                                                  Six months ended
                                                  Year ended                        June 30, 2000
                                               December 31, 1999                     (unaudited)
                                          --------------------------------------------------------------
Class A                                      Shares          Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------
 Shares sold                               30,350,365     $396,811,746        9,694,342     $136,142,024*
 Issued upon reinvestment of:
  Distributions from capital gains          2,885,362       38,137,344        1,421,500       20,837,986
  Dividend from net investment income          45,976          589,185               --               --
 Shares redeemed                          (22,501,889)    (295,663,490)      (7,259,540)    (102,024,186)
                                          --------------------------------------------------------------
 Net increase                              10,779,814     $139,874,785        3,856,302      $54,955,824
                                          ==============================================================

Class B(1)                                   Shares          Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------
 Shares sold                               22,072,928     $285,348,870        9,620,183     $133,198,508**
 Issued upon reinvestment of
  distributions from capital gains            957,342       12,479,692          647,268        9,363,888
 Shares redeemed                           (1,393,563)     (18,427,158)      (1,856,186)     (25,790,938)***
                                          --------------------------------------------------------------
 Net increase                              21,636,707     $279,401,404        8,411,265     $116,771,458
                                          ==============================================================

Class B                                      Shares          Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------
 Shares sold                                9,428,216     $120,762,829        2,603,802      $36,115,225**
 Issued upon reinvestment of
  distributions from capital gains          4,061,837       52,887,655        1,871,078       27,000,528
 Shares redeemed                          (12,995,496)    (168,334,936)      (7,984,379)    (111,127,028)***
                                          --------------------------------------------------------------
 Net increase (decrease)                      494,557       $5,315,548       (3,509,499)    ($48,011,275)
                                          ==============================================================

Class C                                      Shares          Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------
 Shares sold                                2,912,519      $37,627,923        1,160,849      $16,197,163**
 Issued upon reinvestment of
  distributions from capital gains            314,928        4,114,905          163,450        2,360,057
 Shares redeemed                           (1,143,963)     (14,870,883)        (853,930)     (11,881,310)****
                                          --------------------------------------------------------------
 Net increase                               2,083,484      $26,871,945          470,369       $6,675,910
                                          ==============================================================

Class S                                      Shares          Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------
 Shares sold                                3,450,979      $45,865,215        1,515,153      $21,622,551
 Issued upon reinvestment of:
  Distributions from capital gains          2,595,411       34,528,519        1,247,061       18,421,319
  Dividend from net investment income          64,742          848,625               --               --
 Shares redeemed                           (6,926,402)     (91,244,203)      (3,076,048)     (43,711,257)
                                          --------------------------------------------------------------
 Net decrease                                (815,270)    ($10,001,844)        (313,834)     ($3,667,387)
                                          ==============================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share.

* Includes $455,165 and $1,281,807 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $1,676,032, $10,533 and $3,662 for Class B(1), Class B and Class C were paid by the distributor, not the fund.

*** Includes $530,527 and $906,993 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $5,984 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance for the past five fiscal years.

                                                                                    Class A
                                                    -----------------------------------------------------------------------
                                                                    Years ended December 31                Six months ended
                                                    ---------------------------------------------------      June 30, 2000
Per Share Data                                      1995(a)    1996(a)    1997(a)    1998(a)    1999(a)      (unaudited)(a)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)              7.74       9.16       9.07      10.41      12.36            14.01
                                                    -------    -------    -------    -------    -------          -------

  Net investment income (loss) ($)                     0.14       0.12       0.10       0.07       0.02            (0.00)

  Net realized and unrealized gain
  on investments ($)                                   2.39       1.80       2.54       2.89       2.37             0.70
                                                    -------    -------    -------    -------    -------          -------

 Total from investment operations ($)                  2.53       1.92       2.64       2.96       2.39             0.70
                                                    -------    -------    -------    -------    -------          -------

  Dividends from net investment income ($)            (0.13)     (0.13)     (0.10)     (0.06)     (0.00)              --

  Dividend in excess of net investment income ($)        --         --         --         --      (0.01)              --

  Distributions from capital gains ($)                (0.98)     (1.87)     (1.20)     (0.95)     (0.73)           (0.38)

  Distribution in excess of capital gains ($)            --      (0.01)        --         --         --               --
                                                    -------    -------    -------    -------    -------          -------

 Total distributions ($)                              (1.11)     (2.01)     (1.30)     (1.01)     (0.74)           (0.38)
                                                    -------    -------    -------    -------    -------          -------

 Net asset value, end of year ($)                      9.16       9.07      10.41      12.36      14.01            14.33
                                                    =======    =======    =======    =======    =======          =======

 Total return (%)(b)                                  32.85      21.03      28.91      29.12      19.75             4.92(c)

 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)            135,676    223,868    367,759    574,858    802,359          876,315

 Expense ratio (%)                                     0.78       0.75       0.76       0.85       0.93             0.92(d)

 Expense ratio after expense reductions (%)            0.78       0.75       0.76       0.84       0.92             0.92(d)

 Ratio of net investment income (loss) to
 average net assets (%)                                1.54       1.17       0.90       0.63       0.14            (0.00)(d)

 Portfolio turnover rate (%)                          39.21      73.51      75.21      66.32      71.45            42.06

                                                                  Class B(1)
                                                   ------------------------------------------
                                                                             Six months ended
                                                         Year ended           June 30, 2000
Per Share Data                                     December 31, 1999(a)(e)    (unaudited)(a)
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                  12.25                  13.79
                                                         -------                -------

  Net investment loss ($)                                  (0.09)                 (0.05)

  Net realized and unrealized gain
  on investments ($)                                        2.36                   0.69
                                                         -------                -------

 Total from investment operations ($)                       2.27                   0.64
                                                         -------                -------

  Distributions from capital gains ($)                     (0.73)                 (0.38)
                                                         -------                -------

 Total distributions ($)                                   (0.73)                 (0.38)
                                                         -------                -------

 Net asset value, end of period ($)                        13.79                  14.05
                                                         =======                =======

 Total return (%)(b)                                       18.91                   4.56(c)

 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)               298,303                422,160

 Expense ratio (%)                                          1.68                   1.65(d)

 Expense ratio after expense reductions (%)                 1.67                   1.65(d)

 Ratio of net investment loss to
 average net assets (%)                                    (0.68)                 (0.73)(d)

 Portfolio turnover rate (%)                               71.45                  42.06

The text and notes are an integral part of the financial statements.


16  State Street Research Investment Trust

                                                                                     Class B
                                                --------------------------------------------------------------------------------
                                                                      Years ended December 31                   Six months ended
                                                -------------------------------------------------------------    June 30, 2000
Per Share Data                                   1995(a)      1996(a)      1997(a)      1998(a)      1999(a)     (unaudited)(a)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)            7.72         9.13         9.03        10.34        12.25           13.80
                                                ---------    ---------    ---------    ---------    ---------       ---------

  Net investment income (loss) ($)                   0.07         0.04         0.02        (0.01)       (0.06)          (0.02)

  Net realized and unrealized gain
  on investments ($)                                 2.38         1.80         2.51         2.87         2.34            0.70
                                                ---------    ---------    ---------    ---------    ---------       ---------

 Total from investment operations ($)                2.45         1.84         2.53         2.86         2.28            0.68
                                                ---------    ---------    ---------    ---------    ---------       ---------

  Dividends from net investment income ($)          (0.06)       (0.06)       (0.02)          --           --              --

  Distributions from capital gains ($)              (0.98)       (1.87)       (1.20)       (0.95)       (0.73)          (0.38)

  Distribution in excess of capital gains ($)          --        (0.01)          --           --           --              --
                                                ---------    ---------    ---------    ---------    ---------       ---------

 Total distributions ($)                            (1.04)       (1.94)       (1.22)       (0.95)       (0.73)          (0.38)
                                                ---------    ---------    ---------    ---------    ---------       ---------

 Net asset value, end of period ($)                  9.13         9.03        10.34        12.25        13.80           14.10
                                                =========    =========    =========    =========    =========       =========

 Total return (%)(b)                                31.86        20.15        27.80        28.26        18.99            4.85(c)

 Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)        183,446      315,766      558,568      944,388    1,070,608       1,044,371

 Expense ratio (%)                                   1.53         1.50         1.51         1.60         1.54            1.15(d)

 Expense ratio after expense reductions (%)          1.53         1.50         1.51         1.59         1.53            1.15(d)

 Ratio of net investment income (loss) to
 average net assets (%)                              0.79         0.41         0.15        (0.12)       (0.46)          (0.23)(d)

 Portfolio turnover rate (%)                        39.21        73.51        75.21        66.32        71.45           42.06

                                                                            Class C
                                                ----------------------------------------------------------------
                                                            Years ended December 31             Six months ended
                                                -----------------------------------------------  June 30, 2000
Per Share Data                                  1995(a)   1996(a)   1997(a)   1998(a)   1999(a)  (unaudited)(a)
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)         7.74      9.15      9.05     10.38     12.29        13.83
                                                ------    ------    ------    ------    ------       ------

  Net investment income (loss) ($)                0.07      0.04      0.02     (0.01)    (0.08)       (0.05)

  Net realized and unrealized gain
  on investments ($)                              2.38      1.79      2.53      2.87      2.35         0.69
                                                ------    ------    ------    ------    ------       ------

 Total from investment operations ($)             2.45      1.83      2.55      2.86      2.27         0.64
                                                ------    ------    ------    ------    ------       ------

  Dividends from net investment income ($)       (0.06)    (0.05)    (0.02)       --        --           --

  Distributions from capital gains ($)           (0.98)    (1.87)    (1.20)    (0.95)    (0.73)       (0.38)

  Distribution in excess of capital gains ($)       --     (0.01)       --        --        --           --
                                                ------    ------    ------    ------    ------       ------

 Total distributions ($)                         (1.04)    (1.93)    (1.22)    (0.95)    (0.73)       (0.38)
                                                ------    ------    ------    ------    ------       ------

 Net asset value, end of period ($)               9.15      9.05     10.38     12.29     13.83        14.09
                                                ======    ======    ======    ======    ======       ======

 Total return (%)(b)                             31.75     20.09     27.93     28.15     18.85         4.55(c)

 Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)      16,841    25,658    36,290    55,263    90,977       99,345

 Expense ratio (%)                                1.53      1.50      1.51      1.60      1.68         1.65(d)

 Expense ratio after expense reductions (%)       1.53      1.50      1.51      1.59      1.67         1.65(d)

 Ratio of net investment income (loss) to
 average net assets (%)                           0.79      0.42      0.15     (0.13)    (0.62)       (0.73)(d)

 Portfolio turnover rate (%)                     39.21     73.51     75.21     66.32     71.45        42.06

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.

(e)   January 1, 1999 (commencement of share class) to December 31, 1999.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                         Class S
                                                  ----------------------------------------------------------------------------------
                                                                      Years ended December 31                       Six months ended
                                                  -------------------------------------------------------------      June 30, 2000
Per Share Data                                      1995(a)      1996(a)      1997(a)      1998(a)      1999(a)      (unaudited)(a)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)              7.76         9.18         9.11        10.45        12.42            14.10
                                                  ---------    ---------    ---------    ---------    ---------        ---------

  Net investment income ($)                            0.16         0.14         0.12         0.10         0.05             0.02

  Net realized and unrealized gain
  on investments ($)                                   2.39         1.82         2.54         2.91         2.38             0.71
                                                  ---------    ---------    ---------    ---------    ---------        ---------

 Total from investment operations ($)                  2.55         1.96         2.66         3.01         2.43             0.73
                                                  ---------    ---------    ---------    ---------    ---------        ---------

  Dividends from net investment income ($)            (0.15)       (0.15)       (0.12)       (0.09)       (0.00)              --

  Dividend in excess of net investment income ($)        --           --           --           --        (0.02)              --

  Distributions from capital gains ($)                (0.98)       (1.87)       (1.20)       (0.95)       (0.73)           (0.38)

  Distribution in excess of capital gains ($)            --        (0.01)          --           --           --               --
                                                  ---------    ---------    ---------    ---------    ---------        ---------

 Total distributions ($)                              (1.13)       (2.03)       (1.32)       (1.04)       (0.75)           (0.38)
                                                  ---------    ---------    ---------    ---------    ---------        ---------

 Net asset value, end of period ($)                    9.18         9.11        10.45        12.42        14.10            14.45
                                                  =========    =========    =========    =========    =========        =========

 Total return (%)(b)                                  33.07        21.48        29.08        29.51        20.01             5.10(c)

 Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)          738,649      780,627      883,276    1,030,011    1,157,727        1,181,975

 Expense ratio (%)                                     0.54         0.50         0.51         0.60         0.68             0.65(d)

 Expense ratio after expense reductions (%)            0.54         0.50         0.51         0.59         0.67             0.65(d)

 Ratio of net investment income to
 average net assets (%)                                1.81         1.44         1.17         0.88         0.39             0.27(d)

 Portfolio turnover rate (%)                          39.21        73.51        75.21        66.32        71.45            42.06

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.


The text and notes are an integral part of the financial statements.

18  State Street Research Investment Trust

BOARD OF TRUSTEES

Gerard P. Maus
Chief Financial Officer, Chief Administrative Officer,
Director and Interim Chief Operating Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the
Board of Governors of the Federal Reserve System and
Chairman and Commissioner of the Commodity
Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

State Street Research Investment Trust
--------------------------------------------------------------------------------

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Investment Trust ("Fund"), a series of State Street Research Master Investment Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                      Votes (millions of shares)

Action on Proposal                  For      Against     Abstain
----------------------------------------------------------------

Class A Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares.                  24.6        3.8        1.7

Class B Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares.                  33.4        4.4        2.4

Class B(1) Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares.                   8.5        0.9        0.7

[LOGO] STATE STREET RESEARCH                                    ----------------
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Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------


New accounts, mutual fund purchases, exchanges and account information

[GRAPHIC] internet
          www.StateStreetResearch.com

[GRAPHIC] e-mail
          info@ssrfunds.com

[GRAPHIC] phone
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          Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[GRAPHIC] mail
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                       For 24-hour
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OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our Web site at www.StateStreetResearch.com
--------------------------------------------------------------------------------

State Street Research
FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

AGGRESSIVE

      Growth
      Global Resources Fund
      Emerging Growth Fund
      Mid-Cap Growth Fund (1)
      Aurora Fund
      Concentrated International Fund
      International Equity Fund
      Concentrated Growth Fund
      Growth Fund
      Galileo Fund
      Legacy Fund

      Growth & Income
      Argo Fund
      Investment Trust
      Alpha Fund
      Strategic Growth & Income Fund
      Strategic Income Plus Fund (2)

      Income
      High Income Fund
      Strategic Income Fund
      New York Tax-Free Fund
      Tax-Exempt Fund
      Government Income Fund
      Money Market Fund (3)

CONSERVATIVE

(1)   Formerly State Street Research Capital Fund.

(2)   Formerly State Street Research Strategic Portfolios: Conservative.

(3) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                  ---------------------------------------------
                                    [GRAPHIC]

                                     DALBAR
                              HONORS COMMITMENT TO:
                                    INVESTORS
                                      1999
                  ---------------------------------------------
                            for Excellence in Service

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Investment Trust prospectus. When used after September 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus on any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

                                                                    IT-2189-0800

Control Number:(exp0801)SSR-LD